Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 3 — Fair Value Measurements

Our balance sheets include various financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

⋅	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;

⋅
Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

⋅	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

Financial Instruments Carried at Cost

Short-term financial instruments in our consolidated balance, including accounts receivable, accounts payable and accrued expenses, are carried at cost which approximates fair value, due to their short-term nature. The face value of our long-term convertible debt approximates its fair value.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

We have segregated our financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds.

We account for our derivative financial instruments, consisting solely of certain stock purchase warrants that contain non-standard anti-dilutions provisions and/or cash settlement features, and certain conversion options embedded in our convertible instruments, at fair value using level 3 inputs. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model when appropriate, and in certain circumstances using binomial lattice models or other accepted valuation practices.

When determining the fair value of our financial assets and liabilities using the Black-Scholes option pricing model, we are required to use various estimates and unobservable inputs, including, among other things, contractual terms of the instruments, expected volatility of our stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the instrument. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

When determining the fair value of our financial assets and liabilities using binomial lattice models or other accepted valuation practices, we also are required to use various estimates and unobservable inputs, including in addition to those listed above, the probability of certain events.

The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014 and 2013:

	As of December 31, 2014
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$15,736,350	$-	$-	$15,736,350

Total investment in money market funds	$15,736,350	$-	$-	$15,736,350

Liabilities
Embedded conversion options	$-	$-	$4,362,225	$4,362,225
Stock purchase warrants	-	-	25,484,596	25,484,596

Total derivative liabilities	$-	$-	$29,846,821	$29,846,821

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$2,303,556	$-	$-	$2,303,556

Total investment in money market funds	$2,303,556	$-	$-	$2,303,556

Liabilities
Embedded conversion options	$-	$-	$1,515,540	$1,515,540
Stock purchase warrants	-	-	1,733,055	1,733,055

Total derivative liabilities	$-	$-	$3,248,595	$3,248,595

The Level 1 assets measured at fair value in the above table are classified as “cash and cash equivalents” in the accompanying consolidated balance sheets.

The Level 3 liabilities measured at fair value in the above table are classified as “derivative liabilities” in the accompanying consolidated balance sheets. All other gains and losses in the fair value of derivative instruments are classified as the “change in the fair value of derivative instruments” in the accompanying consolidated statements of operations.

During the years ended December 31, 2014 and 2013, we did not have any transfers between Level 1, Level 2, or Level 3 assets or liabilities.

The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2014 and 2013:

	Balance at		Modification	Effect of			Balance at
	January 1,	Established in	of Convertible	Conversion to	Change in	Reclass to	December 31,
Description	2014	2014	Debt Agreement	Common Stock	Fair Value	Equity (1)	2014
Derivative liabilities:
Embedded conversion options	$1,515,540	$8,825,935	$-	$(1,932,693)	$(4,046,557)	$-	$4,362,225
Stock purchase warrants	1,733,055	29,137,682	-	-	(4,054,365)	(1,331,776)	25,484,596

	Balance at		Modification				Balance at
	January 1,	Established in	of Convertible	Conversion to	Change in	Reclass to	December 31,
Description	2013	2013	Debt Agreement	Common Stock	Fair Value	Equity	2013
Derivative liabilities:
Embedded conversion options	$780,960	$965,484	$250,361	$(393,948)	$90,839	$(178,156)	$1,515,540
Stock purchase warrants	-	1,353,842	-	-	379,213	-	1,733,055

(1) Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

In February 2014, we purchased a Certificate of Deposit (“CD”) from a commercial bank in the amount of $53,000. The CD bears interest at an annual rate of 0.10% and matures on June 24, 2015. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit. (See Note 17 – Commitments and Contingencies for additional details.)

We have no financial assets and liabilities measured at fair value on a nonrecurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Property and equipment, intangible assets and goodwill are measured at fair value on a non-recurring basis (upon impairment). The intangible assets in the table below are measured at fair value on a non-recurring basis and are presented at fair value as of the date of impairment.

(See Note 8 — Goodwill and Identifiable Intangible Assets for additional details.)

We determined the fair value for IPR&D by using the royalty savings method of the income approach. In applying this method, we used the existing royalty income that was being generated by the Company and expected future royalty revenues to get to the expected net cash flows. We then applied an asset-specific discount rate to the forecasted net cash flows to arrive at a net present value amount. Significant estimates and assumptions used in this approach were the (i) amount and timing of the projected revenues; (ii) royalty rate based on comparable IPR&D; (iii) discount rate, which reflects the various risks involved in future cash flows; and (iv) tax rate.

We determined the fair value for the Trademark by using the royalty savings method of the income approach. In applying this method, we used the expected future royalty revenues, generated by the Trademark, to get to the expected net cash flows. We then applied an asset-specific discount rate to the forecasted net cash flows to arrive at a net present value amount. Significant estimates and assumptions used in this approach were the (i) amount and timing of the projected revenues; (ii) royalty rate based on comparable trademarks; (iii) estimated useful life; and (iv) discount rate, which reflects the various risks involved in future cash flows; and (v) tax rate.

The following table represents the fair value hierarchy for our non-financial assets that were measured during 2014 (we did not remeasure any of our non-financial assets during 2013):

	Level 1	Level 2	Level 3	Total
Intangible assets
Intangible assets - IPR&D	$—	$—	$25,926,000	$25,926,000
Intangible assets - Trademarks	—	—	706,229	706,229
Total	$—	$—	$26,632,229	$26,632,229

The carrying fair value of our Aldagen related trademarks and in-process research and development reflect a reduction in their value of approximately $1,025,000 and $3,659,000, respectively, as a result of an impairment loss recognized during the year ended December 31, 2014. These assets are included in “intangible assets, net” in the accompanying consolidated balance sheets. The reduction in value, as of the valuation date is reflected as “Impairment of IPR&D and trademarks” in the accompanying consolidated statements of operations. These assets are not measured at fair value on a recurring basis.

We have no non-financial assets and liabilities measured at fair value on a recurring basis.